Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 344	$ 307	$ 338
Additions based on tax positions related to the current year	1	62	68
Additions based on tax positions related to prior years	324	32	70
Reductions for tax positions of prior years	(5)	(28)	(100)
Expiration of statutes of limitation	(2)	(10)	(22)
Settlements	(1)	(19)	(47)
Ending balance	661	344	307
Income tax penalties and interest expense	19	11	$ 10
Income tax penalties and interest accrued	80	$ 34
Unrecognized tax benefits that would impact effective tax rate	$ 597